Stock Transactions and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Assumptions Used In The Black-Scholes Model To Value Options Granted
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

	2014	2013	2012
Risk-free interest rate	1.7 – 2.4%	1.0 – 2.3%	0.7 – 1.7%
Weighted average volatility	22.4%	23.6%	30.1%
Dividend yield	0.5%	0.2%	0.2%
Expected years until exercise	5.5 – 8.0	6.0 – 8.5	6.0 – 8.5

Components Of Share-Based Compensation Program
The following summarizes the components of the Company’s continuing operations stock-based compensation expense for the years ended December 31 ($ in millions):

	2014	2013	2012
RSUs and restricted shares:
Pre-tax compensation expense	$71.4	$64.6	$57.7
Income tax benefit	(20.8)	(19.4)	(18.5)
RSU and restricted share expense, net of income taxes	50.6	45.2	39.2
Stock options:
Pre-tax compensation expense	44.1	45.0	46.0
Income tax benefit	(13.2)	(13.8)	(14.1)
Stock option expense, net of income taxes	30.9	31.2	31.9
Total stock-based compensation:
Pre-tax compensation expense	115.5	109.6	103.7
Income tax benefit	(34.0)	(33.2)	(32.6)
Total stock-based compensation expense, net of income taxes	$81.5	$76.4	$71.1

Option Activity Under The Company's Stock Plans
The following summarizes option activity under the Company’s stock plans (in millions; except exercise price and number of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	32.4	$32.98
Granted	4.3	52.21
Exercised	(8.1)	25.25
Cancelled/forfeited	(1.2)	40.52
Outstanding as of December 31, 2012	27.4	37.94
Granted	3.8	64.73
Exercised	(5.1)	31.19
Cancelled/forfeited	(1.1)	47.35
Outstanding as of December 31, 2013	25.0	42.93
Granted	3.9	77.37
Exercised	(3.7)	34.98
Cancelled/forfeited	(0.9)	61.46
Outstanding as of December 31, 2014	24.3	$48.92	6	$892.6
Vested and expected to vest as of December 31, 2014 (1)	23.0	$48.00	6	$869.1
Vested as of December 31, 2014	12.9	$37.37	4	$624.3

(1)	The “Expected to Vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options

Summary Of Options Outstanding
Options outstanding as of December 31, 2014 are summarized below:

	Outstanding			Exercisable
Exercise Price	Shares (in millions)	Average Exercise Price	Average Remaining Life (in years)	Shares (in millions)	Average Exercise Price
$25.85 to $31.16	4.3	$28.61	3	4.3	$28.61
$31.17 to $38.07	4.8	36.36	3	4.1	36.23
$38.08 to $49.59	3.9	43.42	5	2.6	41.12
$49.60 to $61.53	5.7	54.22	7	1.5	52.04
$61.54 to $82.23	5.6	74.00	9	0.4	68.13

RSU And Restricted Stock Activity
The following summarizes information on unvested RSUs and restricted shares activity (in millions; except weighted average grant-date fair value):

	Number of RSUs/Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested as of January 1, 2012	6.0	$37.72
Granted	1.8	52.26
Vested	(1.7)	34.86
Forfeited	(0.5)	36.84
Unvested as of December 31, 2012	5.6	43.29
Granted	1.5	64.83
Vested	(1.4)	38.66
Forfeited	(0.5)	43.90
Unvested as of December 31, 2013	5.2	51.04
Granted	1.6	76.71
Vested	(1.5)	42.60
Forfeited	(0.4)	58.82
Unvested as of December 31, 2014	4.9	61.64